Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Warrant Derivative Liabilities

The following table presents the assumptions used for the warrant derivative liabilities under the Black-Scholes option-pricing model:

	As of September 30, 2021		As of December 31, 2020
	Strome Warrants	B. Riley Warrants	Strome Warrants	B. Riley Warrants
Expected life	1.70	4.50	2.45	4.79
Risk-free interest rate	0.28%	0.76%	0.13%	0.36%
Volatility factor	153.59%	142.59%	150.55%	140.95%
Dividend rate	0%	0%	0%	0%
Transaction date closing market price	$0.38	$0.38	$0.60	$0.60
Exercise price	$0.50	$0.33	$0.50	$0.33

Schedule of Valuation Activity for Warrants Accounted for Derivative Liability

The following table represents the carrying amounts and change in valuation for the Company’s warrants accounted for as a derivative liability and classified within Level 3 of the fair-value hierarchy:

	As of and for the Nine Months Ended September 30, 2021			As of and for the Nine Months Ended September 30, 2020
	Carry Amount at Beginning of Period	Change in Valuation	Carrying Amount at End of Period	Carry Amount at Beginning of Period	Change in Valuation	Carrying Amount at End of Period
Strome Warrants	$704,707	$(339,924)	$364,783	$1,036,687	$63,160	$1,099,847
B. Riley Warrants	443,188	(156,888)	286,300	607,513	71,750	679,263
Total	$1,147,895	$(496,812)	$651,083	$1,644,200	$134,910	$1,779,110

The following table represents the carrying amount, valuation and roll-forward of activity for the Company’s warrants accounted for as a derivative liability and classified within Level 3 of the fair-value hierarchy as of and for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Carrying amount at beginning of year:
L2 Warrants	$-	$418,214
Strome Warrants	1,036,687	587,971
B. Riley Warrants	607,513	358,050
Subtotal carrying amount at beginning of year	1,644,200	1,364,235
Change in valuation of warrant derivative liabilities:
L2 Warrants	-	316,972
Strome Warrants	(331,980)	448,716
B. Riley Warrants	(164,325)	249,463
Subtotal change in valuation during the year	(496,305)	1,015,151
Exercise of warrants during the year:
L2 Warrants	-	735,186
Carrying amount at end of year:
Strome Warrants	704,707	1,036,687
B. Riley Warrants	443,188	607,513
Carrying amount at end of year	$1,147,895	$1,644,200

Schedule of Fair Value of Financial Instruments

Financial instruments measured at fair value during the year consisted of the following as of December 31, 2020 and 2019:

	Year Ended December 31, 2020
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-term debt:
12% Amended Senior Secured Notes	$52,556,401	$-	$52,556,401	$-
Warrant derivative liabilities:
Strome Warrants	$704,707	$-	$-	$704,707
B. Riley Warrants	443,188	-	-	443,188
Total warrant derivative liabilities	$1,147,895	$-	$-	$1,147,895

	Year Ended December 31, 2019
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-term debt:
12% Amended Senior Secured Notes	$44,009,745	$-	$44,009,745	$-
Warrant derivative liabilities:
Strome Warrants	$1,036,687	$-	$-	$1,036,687
B. Riley Warrants	607,513	-	-	607,513
Total warrant derivative liabilities	$1,644,200	$-	$-	$1,644,200
Embedded derivative liabilities	$13,501,000	$-	$-	$13,501,000

Schedule of Valuation Activity for the Embedded Conversion Feature Liability

The following table represents the carrying amount, valuation and a roll-forward of activity for the conversion option features, buy-in features, and default remedy features, as deemed appropriate for each instrument (collectively the embedded derivative liabilities), for the 12% Convertible Debentures (refer to Note 18) accounted for as embedded derivative liabilities and classified within Level 3 of the fair-value hierarchy as of and for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Recognition of embedded derivative liabilities (conversion feature, buy-in feature, and default remedy feature):
Carrying amount at beginning of year	$13,501,000	$7,387,000
Issuance date of March 18, 2019	-	822,000
Issuance date of March 27, 2019	-	188,000
Issuance date of April 8, 2019	-	64,000
Change in fair value of embedded derivative liabilities	(2,571,004)	5,040,000
Fair value of embedded derivative liabilities recorded within additional paid-capital upon conversion of 12% convertible debentures	(10,929,996)	-
Carrying amount at end of year	$-	$13,501,000